Schedule of Current restricted cash and bond reserves (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 1	$ 260,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 2	260,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 3	10,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 4	10,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 5	50,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 6	50,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 7	150,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 8	150,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 9	400,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 10	400,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 11	2,259
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 12	188,930
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 13	1,595,555
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 14	0
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 15	10,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 16	10,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 17	2,118,193
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 18	2,151,851
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 19	100,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 20	100,000
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 21	4,696,007
Restricted Cash And Bond Reserves Schedule Of Current Restricted Cash And Bond Reserves 22	$ 3,320,781